Business combination - Additional Information (Details) € in Thousands, $ in Millions				3 Months Ended		6 Months Ended
	Apr. 22, 2026 EUR (€)	Apr. 22, 2026 AUD ($)	Oct. 23, 2025 EUR (€)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 AUD ($)	Mar. 31, 2026 EUR (€)	Apr. 22, 2026 AUD ($)
Disclosure of detailed information about business combination [line items]
Gain on bargain purchase						€ 12,291
Birkenstock Australia Pty. Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Date of acquisition			Oct. 23, 2025
Business combination, sales contributed			€ 28,600
Business combination, income contributed			12,300
Business combination, additional sales						4,300
Business combination, additional income						300
Purchase price				€ 13,800	$ 24.5
Gain on bargain purchase						€ 12,300
Description of line item in statement of comprehensive income in which gain in bargain purchase transaction is recognised						Other income, net
Pre-existing trade payables identified related to acquisition			€ 21,200
Acquisition related costs						€ 400
Acquisition costs incurred						€ 200
Birkenstock Australia Pty. Ltd. | Tranches Two | Events After Reporting Period
Disclosure of detailed information about business combination [line items]
Purchase price amount expected to be paid	€ 7,600	$ 12.5
Escrow Deposits	€ 1,800						$ 3.0